Centre N-CEN 9.30.23 Amendment – Item G.1.a.vi Other Information Required: Explanatory Note

The Registrant is amending Form N-CEN for the fiscal year ended September 30, 2023, in order to correct the initially incorrect response to Item C.7.n.i.